Goldman Sachs Conservative Allocation Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Conservative Allocation Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	4.71%	6.01%
MSCI® ACWI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.02%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.22%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	4.94%	5.65%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.78%	3.31%	4.16%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.63%	3.26%	3.89%